DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2013
DERIVATIVE FINANCIAL INSTRUMENTS
Unrealized holding loss arising during period	$ (80)	$ 106	$ 277
Amount of gains reclassified from AOCI to earnings (effective portion)	85	113	338
Net change in unrealized gain (loss)	5	(7)	(61)
Current liability
DERIVATIVE FINANCIAL INSTRUMENTS
Beginning fair value of interest rate swap derivative instruments	7	7
Ending fair value of interest rate swap derivative instruments			7
Total liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Beginning fair value of interest rate swap derivative instruments	7	7
Ending fair value of interest rate swap derivative instruments			7
Interest rate swap derivative instrument | Cash Flow Hedging
DERIVATIVE FINANCIAL INSTRUMENTS
Aggregate notional amount				$ 125,000
Beginning fair value of interest rate swap derivative instruments	(7)	(7)	(68)
Unrealized holding loss arising during period	(80)	(106)	(277)
Amount of gains reclassified from AOCI to earnings (effective portion)	85	113	338
Net change in unrealized gain (loss)	5	$ 7	61
Ending fair value of interest rate swap derivative instruments	$ (2)		$ (7)